Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash And Cash Equivalents Items [Line Items]
Money market funds with duration of less than three months	$ 0	$ 418
Restricted cash	7,728	$ 7,789
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	2,228
Letter Of Credit
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 5,500